EQUITY (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended
	Feb. 16, 2024 USD ($) $ / shares shares	Feb. 16, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Feb. 16, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Derivative financial liabilities			$ 608	¥ 4,419
Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities			$ 531	¥ 3,862
Fees and offering expenses	$ 730	¥ 5,250
Amount allocated to issuance of shares	$ 475	¥ 3,414
Securities Purchase Agreement [Member] | Institutional Investors [Member] | Registered Offering [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,487,870				1,487,870
Share purchase price | $ / shares	$ 2.20
Warrants initially exercisable	1,115,903	1,115,903
Exercise price, share options granted | ¥ / shares		¥ 3.00
Securities Purchase Agreement [Member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 1,145				¥ 8,229
Share capital	$ 2,129				¥ 15,305